Mar. 21, 2025
Mid-Cap Growth Portfolio | Mid-Cap Growth Portfolio - Class D, Class I and Class P shares
Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.70%	0.70%
Service Fee	0.20%	N/A
Other Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses	0.93%	0.73%
Less Fee Waiver[2]	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses after Fee Waiver	0.88%	0.68%

[1]	Expense information has been restated to reflect current fees.

[2]	The investment adviser has agreed to waive 0.05% of its management fee through April 30, 2026. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term.

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class I	$90	$291	$510	$1,138
Class P	$69	$228	$401	$902

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class I	$90	$291	$510	$1,138
Class P	$69	$228	$401	$902

Under normal circumstances, this Fund invests at least 80% of its assets in securities of companies with medium market capitalizations. The Fund invests primarily in the common stock of domestic, mid-capitalization (“mid-cap”) companies that the sub-adviser believes offer superior growth prospects.

The sub-adviser generally considers a company to be a mid-cap company if the company has a market capitalization within the range of companies included in the Russell Midcap Growth Index, an index that measures the performance of those companies with higher price-to-book ratios and higher forecasted growth values within the mid-cap segment of the U.S. equity universe. As of December 31, 2024, the market capitalization range for the Russell Midcap Growth Index was approximately $1.7 billion to $168.4 billion. As of December 31, 2024, the weighted average market capitalization of the Fund was approximately $22.1 billion.

The sub-adviser selects most investments from companies included in the Russell Midcap Growth Index.

The sub-adviser implements the Fund’s strategy using a proprietary quantitative model that is designed to construct a portfolio driven by fundamental and technical stock selection variables, including relative value, profit trends, capital structure and price history. The portfolio managers play a role in building, utilizing, testing and modifying the financial algorithms and formulas used in the model.

The sub-adviser then reviews the proposed portfolio trades produced by the model in an effort to ensure that they are based on accurate and current information and, if necessary, makes adjustments to incorporate timely and accurate information prior to executing the trades.

The sub-adviser may sell securities for a variety of reasons, including: (i) identification of deteriorating stock selection factors; (ii) identification of replacement securities with higher perceived value; and (iii) compliance with the Fund’s investment goal, strategies, limitations and other parameters. For the avoidance of doubt, portfolio sell decisions are generally determined by the proprietary quantitative model, but such decisions can be made pursuant to input from the portfolio management team.

Federated MDTA LLC began managing the Fund on May 1, 2025.